Other expenses (income), net	12 Months Ended
Dec. 31, 2021
Other Receivables [Abstract]
Other expenses (income), net

Note 20 — Other expenses (income), net:

	Year Ended December 31,
	2021	2020
	U.S. dollars in thousands
Impairment losses (Reversal of an impairment loss)(1)	955	(206)
Loss (capital gain) from sale and disposal of fixed assets(2)	(343)	29
Gain on realization of translation differences – foreign operations	(466)	—
Other items	—	96
	146	(81)

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(1)      See note 9

(2)      The sale of Property and equipment of the Company’s systems to a government body in the United Arab Emirates in the amount of $1 million was recorded net, as a capital gain under other income in the amount of $343 thousand.